Document and Entity Information	Dec. 31, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 31, 2021
Entity File Number	000-56032
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Registrant Name	Black Creek Industrial REIT IV Inc.
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	47-1592886
Entity Address, Address Line One	518 Seventeenth Street, 17th Floor
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	228-2200
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001625941
Amendment Flag	false